STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 97.0%
Banks – 3.1%
JPMorgan Chase & Co. 1,801 284,486
Capital Goods – 3.8%
Ingersoll Rand, Inc. 2,847 185,824
Trane Technologies PLC 839 167,330
353,154
Commercial & Professional Services – 1.6%
Waste Management, Inc. 904 148,066
Consumer Discretionary Distribution & Retail – 5.2%
Amazon.com, Inc.
(a)
3,574 477,772
Consumer Durables & Apparel – 2.4%
NIKE, Inc., Class B 1,963 216,696
Consumer Staples Distribution & Retail – 2.8%
Costco Wholesale Corp. 458 256,787
Financial Services – 5.0%
Goldman Sachs Group, Inc. (The) 464 165,124
Mastercard, Inc., Class A 735 289,796
454,920
Food, Beverage & Tobacco – 4.5%
Darling Ingredients, Inc.
(a)
2,188 151,519
PepsiCo, Inc. 1,392 260,944
412,463
Health Care Equipment & Services – 6.4%
Boston Scientific Corp.
(a)
4,625 239,806
Cooper Cos., Inc. (The) 481 188,196
Edwards Lifesciences Corp.
(a)
1,986 162,991
590,993
Insurance – 3.9%
Chubb Ltd. 881 180,085
Progressive Corp. (The) 1,446 182,167
362,252
Materials – 4.0%
Albemarle Corp. 656 139,256
CF Industries Holdings, Inc. 1,349 110,726
Ecolab, Inc. 623 114,096
364,078
Media & Entertainment – 4.8%
Alphabet, Inc., Class A
(a)
3,299 437,843

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 97.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 9.0%
AbbVie, Inc. 1,470 219,883
Danaher Corp. 892 227,513
Eli Lilly & Co. 580 263,639
Merck & Co., Inc. 1,089 116,142
827,177
Semiconductors & Semiconductor Equipment – 7.6%
Applied Materials, Inc. 890 134,915
Enphase Energy, Inc.
(a)
511 77,585
NVIDIA Corp. 649 303,271
Texas Instruments, Inc. 1,019 183,420
699,191
Software & Services – 18.3%
Accenture PLC, Class A 736 232,834
ANSYS, Inc.
(a)
396 135,471
Intuit, Inc. 465 237,940
Microsoft Corp. 2,055 690,316
Roper Technologies, Inc. 374 184,401
Salesforce, Inc.
(a)
866 194,859
1,675,821
Technology Hardware & Equipment – 9.3%
Apple, Inc. 3,528 693,076
TE Connectivity Ltd. 1,101 157,982
851,058
Transportation – 1.7%
Norfolk Southern Corp. 676 157,907
Utilities – 3.6%
CMS Energy Corp. 2,467 150,660
NextEra Energy, Inc. 2,440 178,852
329,512
Total Common Stocks (cost $8,886,161) 8,900,176
Investment Companies – 3.0%
Registered Investment Companies – 3.0%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.30%
(b)(c)
(cost $279,519) 279,519 279,519
Total Investments (cost $9,165,680) 100.0% 9,179,695
Cash and Receivables (Net) 0.0% 2,148
Net Assets 100.0% 9,181,843
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of July 31, 2023.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Sustainable US Equity ETF (the
“fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of July 31, 2023 in valuing the fund’s investments:

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At July 31, 2023, accumulated net unrealized appreciation on investments  was $14,015, consisting of gross appreciation of $582,595 and gross depreciation of $568,580.
At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,900,176 — — 8,900,176
Investment Companies 279,519 — — 279,519
†
See Statement of Investments for additional detailed categorizations, if any.